Stock Incentive Plans (Details 2) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Stock Options [Member]
Non-vested stock incentive awards
Beginning Balance, Non-vested, shares	768
Beginning of Period, Non-vested , Weighted Average Grant Date Fair Value	$ 6.19
Vested, shares	(219)
Vested, Weighted Average Grant Date Fair Value	6.12
Granted, shares	289
Granted, Weighted Average Grant Date Fair Value	$ 9.60
Terminated, shares	(13)
Terminated, Weighted Average Grant Date Fair Value	$ 6.40
Ending Balance, Non-vested, shares	825
Ending of Period, Non-vested, Weighted Average Grant Date Fair Value	7.40
Restricted Stock [Member]
Non-vested stock incentive awards
Beginning Balance, Non-vested, shares	420
Beginning of Period, Non-vested , Weighted Average Grant Date Fair Value	41.09
Vested, shares	(148)
Vested, Weighted Average Grant Date Fair Value	41.90
Granted, shares	245
Granted, Weighted Average Grant Date Fair Value	$ 49.20
Terminated, shares	(9)
Terminated, Weighted Average Grant Date Fair Value	$ 32.86
Ending Balance, Non-vested, shares	508
Ending of Period, Non-vested, Weighted Average Grant Date Fair Value	$ 44.91